Share-based payments reserve (Details 3) - US Dollars denominated stock options [member]	3 Months Ended
	Nov. 30, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.49	[1]
Number of options outstanding	10,450,000
Number of options exercisable	3,565,000
Remaining contractual life	4 years	[1]
Range 1 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.50
Number of options outstanding	7,375,000
Number of options exercisable	2,950,000
Expiry date	Aug. 17, 2027
Remaining contractual life	3 years 8 months 12 days
Range 2 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.45
Number of options outstanding	3,075,000
Number of options exercisable	615,000
Expiry date	Aug. 28, 2028
Remaining contractual life	4 years 9 months 18 days

[1]	Total represents weighted average.